UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity
Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.46%	$ 1,000.00	$ 1,007.10	$ 2.29
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.51	$ 2.31

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	44.4	57.4	59.5
31 - 90	33.0	21.7	25.6
91 - 180	11.9	11.5	8.0
181 - 397	10.7	9.4	6.9
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Retirement Government Money Market Portfolio	68 Days	60 Days	49 Days
All Taxable Money Market Funds Average *	49 Days	44 Days	42 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Federal Agency Issues 70.8%	Federal Agency Issues 72.5%
U.S. Treasury Obligations 6.3%	U.S. Treasury Obligations 0.3%
Repurchase Agreements 24.4%	Repurchase Agreements 27.0%
Net Other Assets** (1.5)%	Net Other Assets 0.2%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 70.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 15.0%
3/2/09 to 11/9/09	0.44 to 3.00% (b)	$ 841,090	$ 838,978
Federal Home Loan Bank - 35.6%
3/2/09 to 2/24/10	0.37 to 3.04 (b)	1,991,530	1,991,366
Freddie Mac - 20.2%
3/5/09 to 12/2/09	0.23 to 3.14 (b)	1,023,583	1,023,689
6/3/09	1.24 (b)	110,000	109,950
			1,133,639
TOTAL FEDERAL AGENCIES			3,963,983
U.S. Treasury Obligations - 6.3%

U.S. Treasury Bills - 6.3%
4/30/09 to 12/17/09	0.48 to 1.62	353,000	351,616
Repurchase Agreements - 24.4%
	Maturity Amount (000s)
In a joint trading account at 0.29% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 817,797	817,777
With:
Banc of America Securities LLC at:
0.29%, dated 1/9/09 due 4/9/09 (Collateralized by U.S. Government Obligations valued at $114,287,030, 5.5%, 8/1/37 - 1/1/38)	112,080	112,000
0.4%, dated 2/24/09 due 3/24/09 (Collateralized by U.S. Government Obligations valued at $62,224,149, 5.5%, 1/1/38)	61,019	61,000
0.47%, dated:
2/18/09 due 4/15/09 (Collateralized by U.S. Government Obligations valued at $84,673,263, 5.5%, 1/1/38)	83,061	83,000
2/24/09 due 4/27/09 (Collateralized by U.S. Government Obligations valued at $62,224,874, 5.5%, 1/1/38)	61,049	61,000
Barclays Capital, Inc. at 0.4%, dated 2/6/09 due 3/12/09 (Collateralized by U.S. Government Obligations valued at $87,743,393, 4.5%- 6.5%, 6/1/19 - 11/1/38)	86,032	86,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.25%, dated 1/8/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $73,467,031, 7%, 5/1/37)	$ 72,041	$ 72,000
0.26%, dated 1/7/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $36,734,322, 7%, 10/1/38)	36,022	36,000
0.27%, dated 1/7/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $36,734,872, 7%, 10/1/38)	36,022	36,000
TOTAL REPURCHASE AGREEMENTS		1,364,777
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $5,680,376)		5,680,376
NET OTHER ASSETS - (1.5)%		(84,247)
NET ASSETS - 100%		$ 5,596,129
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$817,777,000 due 3/02/09 at 0.29%
BNP Paribas Securities Corp.	$ 61,447
Banc of America Securities LLC	58,370
Bank of America, NA	122,895
Barclays Capital, Inc.	298,788
Deutsche Bank Securities, Inc.	61,447
Greenwich Capital Markets, Inc.	15,362
ING Financial Markets LLC	29,187
J.P. Morgan Securities, Inc.	35,888
Merrill Lynch Government Securities, Inc.	30,724
RBC Capital Markets Corp.	11,521
Societe Generale, New York Branch	61,447
UBS Securities LLC	30,701
$ 817,777
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,680,376	$ -	$ 5,680,376	$ -
Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $39,000 all of which will expire on August 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,364,777) - See accompanying schedule: Unaffiliated issuers (cost $5,680,376)		$ 5,680,376
Receivable for fund shares sold		22,718
Interest receivable		11,492
Prepaid expenses		351
Other receivables		10
Total assets		5,714,947

Liabilities
Payable for investments purchased	$ 109,950
Payable for fund shares redeemed	6,938
Accrued management fee	1,928
Other affiliated payables	2
Total liabilities		118,818

Net Assets		$ 5,596,129
Net Assets consist of:
Paid in capital		$ 5,595,380
Undistributed net investment income		3
Accumulated undistributed net realized gain (loss) on investments		746
Net Assets, for 5,595,126 shares outstanding		$ 5,596,129
Net Asset Value, offering price and redemption price per share ($5,596,129 ÷ 5,595,126 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 50,033

Expenses
Management fee	$ 11,290
Independent trustees' compensation	10
Money Market Guarantee Program Fee	925
Total expenses before reductions	12,225
Expense reductions	(35)	12,190
Net investment income		37,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		625
Net increase in net assets resulting from operations		$ 38,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,843	$ 159,932
Net realized gain (loss)	625	669
Net increase in net assets resulting from operations	38,468	160,601
Distributions to shareholders from net investment income	(37,840)	(159,939)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,040,942	2,950,718
Reinvestment of distributions	37,830	159,909
Cost of shares redeemed	(1,499,100)	(2,828,280)
Net increase (decrease) in net assets and shares resulting from share transactions	579,672	282,347
Total increase (decrease) in net assets	580,300	283,009

Net Assets
Beginning of period	5,015,829	4,732,820
End of period (including undistributed net investment income of $3 and $0, respectively)	$ 5,596,129	$ 5,015,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.033	.049	.042	.021	.008
Distributions from net investment income	(.007)	(.033)	(.049)	(.042)	(.021)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.71%	3.35%	5.06%	4.25%	2.17%	.77%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.46% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.46% A	.41%	.39%	.40%	.41%	.42%
Net investment income	1.42% A	3.28%	4.95%	4.18%	2.13%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,596	$ 5,016	$ 4,733	$ 4,826	$ 4,740	$ 4,944

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Fund will not continue participation in the Program beyond April 30, 2009.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 5,680,376

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $35.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-SANN-0409
1.700932.111

Fidelity
Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.46%	$ 1,000.00	$ 1,011.20	$ 2.29
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.51	$ 2.31

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	31.6	52.5	48.4
31 - 90	48.2	31.9	40.7
91 - 180	11.8	11.3	10.3
181 - 397	8.4	4.3	0.6
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Retirement Money Market Portfolio	68 Days	50 Days	43 Days
All Taxable Money Market Funds Average*	49 Days	44 Days	42 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Corporate Bonds 0.1%	Corporate Bonds 0.0%
Commercial Paper 12.0%	Commercial Paper 11.9%
Bank CDs, BAs, TDs, and Notes 60.0%	Bank CDs, BAs, TDs, and Notes 73.4%
Government Securities † 22.2%	Government Securities 1.9%
Repurchase Agreements 8.3%	Repurchase Agreements 12.4%
Other Investments 0.0%	Other Investments 0.4%
Net Other Assets** (2.6)%	Net Other Assets 0.0%

** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

* Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
3/6/09	0.80% (d)	$ 25,000	$ 25,000
Certificates of Deposit - 41.2%

Domestic Certificates Of Deposit - 0.9%
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08	52,000	52,000
State Street Bank & Trust Co., Boston
5/22/09 to 6/18/09	1.00 to 1.25	108,000	108,000
			160,000
London Branch, Eurodollar, Foreign Banks - 13.0%
Credit Agricole SA
4/1/09 to 5/5/09	1.20 to 1.60	542,000	542,000
Credit Industriel et Commercial
4/1/09 to 5/19/09	1.31 to 1.50	221,000	221,000
HSBC Bank PLC
6/3/09	1.00	90,000	90,000
ING Bank NV
4/14/09 to 4/28/09	1.20 to 1.30	634,000	634,000
Landesbank Hessen-Thuringen
4/23/09 to 6/3/09	1.30 to 1.50	95,000	95,000
National Australia Bank Ltd.
3/23/09 to 5/11/09	1.00 to 1.25	246,000	246,000
UniCredit SpA
3/9/09 to 5/5/09	1.25 to 1.50	626,000	626,000
			2,454,000
New York Branch, Yankee Dollar, Foreign Banks - 27.3%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	32,000	32,001
Bank of Montreal
3/9/09 to 3/23/09	1.00 to 1.02 (d)	204,000	204,000
Bank of Nova Scotia
3/5/09 to 4/17/09	1.39 to 2.50 (d)	277,000	277,000
Bank of Scotland PLC
5/6/09	1.47 (d)	325,000	325,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 5/27/09	1.10 to 1.20	418,000	418,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Barclays Bank PLC
3/11/09 to 5/20/09	1.08 to 1.37% (d)	$ 204,000	$ 204,000
BNP Paribas SA
4/15/09 to 5/11/09	1.07 to 2.75	480,000	480,000
Canadian Imperial Bank of Commerce
3/16/09 to 6/9/09	1.15 to 1.30	260,000	260,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	114,000	114,000
Deutsche Bank AG
4/6/09	1.64 (d)	315,000	315,000
Intesa Sanpaolo SpA
3/2/09 to 7/13/09	0.94 to 1.20 (d)	220,000	220,000
Landesbank Hessen-Thuringen
5/29/09	1.50	32,000	32,000
Natixis SA
3/5/09 to 4/14/09	1.00 to 1.50	316,000	316,029
Rabobank Nederland
4/14/09 to 1/12/10	1.20 to 2.75	296,000	296,000
Royal Bank of Canada
4/1/09 to 1/12/10	1.20 to 1.74 (d)	153,000	153,000
Royal Bank of Scotland PLC
3/4/09 to 4/15/09	1.03 to 2.47 (d)	268,000	268,001
Sanpaolo IMI SpA
4/21/09	3.15	65,000	65,000
Societe Generale
3/16/09 to 4/27/09	1.05 to 1.40	398,000	398,000
Sumitomo Mitsui Banking Corp.
4/23/09 to 5/7/09	1.15 to 1.20	160,000	160,000
Svenska Handelsbanken AB
5/26/09	1.60 (d)	29,000	29,000
Toronto-Dominion Bank
3/26/09 to 1/14/10	1.60 to 2.50	598,000	598,000
			5,164,031
TOTAL CERTIFICATES OF DEPOSIT			7,778,031
Commercial Paper - 12.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/5/09 to 6/3/09	1.00 to 2.21%	$ 270,000	$ 269,711
Canadian Imperial Holdings, Inc.
5/18/09	1.00	25,000	24,946
Commerzbank U.S. Finance, Inc.
4/20/09	1.15	14,000	13,978
CVS Caremark Corp.
6/10/09	6.10	53,000	53,000
Dakota Notes (Citibank Credit Card Issuance Trust)
3/4/09 to 5/6/09	0.85 to 1.15	451,800	451,323
Danske Corp.
3/23/09	1.34	32,000	31,974
DnB NOR Bank ASA
4/6/09 to 5/13/09	1.00 to 1.34	67,000	66,885
Emerald Notes (BA Credit Card Trust)
3/9/09 to 5/1/09	1.15 to 1.71	276,000	275,695
Intesa Funding LLC
4/20/09 to 6/19/09	1.50 to 1.80	42,000	41,845
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	124,000	123,763
Palisades Notes (Citibank Omni Master Trust)
3/3/09 to 3/5/09	1.00	133,000	132,989
Sanpaolo IMI U.S. Financial Co.
3/3/09	2.21	173,000	172,979
Santander Finance, Inc.
7/22/09	1.51	34,000	33,797
Societe Generale North America, Inc.
4/23/09 to 7/13/09	1.00 to 1.15	324,000	322,974
Toronto Dominion Holdings (USA)
6/15/09 to 10/5/09	1.65 to 2.14	191,000	189,188
Toyota Motor Credit Corp.
3/24/09	1.20	34,000	33,974
UniCredito Italiano Bank (Ireland) PLC
4/14/09	1.25	34,000	33,948
TOTAL COMMERCIAL PAPER			2,272,969
U.S. Government and Government Agency Obligations - 1.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 1.8%
Bank of America NA 1.2344% 4/29/09 (FDIC Guaranteed)
4/29/09	1.23% (c)(d)	$ 183,414	$ 183,414
General Electric Capital Corp. 1.4613% 4/8/09 (FDIC Guaranteed)
4/8/09	1.46 (c)(d)	158,035	158,035
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			341,449
Federal Agencies - 16.4%

Fannie Mae - 3.8%
7/23/09 to 11/9/09	0.86 to 3.37	733,000	724,923
Federal Home Loan Bank - 9.1%
3/19/09 to 3/2/10	0.42 to 3.26 (d)	1,717,900	1,716,164
Freddie Mac - 3.5%
3/23/09 to 11/3/09	0.45 to 1.17 (d)	319,000	318,001
6/3/09	1.24 (d)	341,000	340,846
			658,847
TOTAL FEDERAL AGENCIES			3,099,934
U.S. Treasury Obligations - 4.0%

U.S. Treasury Bills - 4.0%
7/2/09 to 12/17/09	0.48 to 1.36	762,452	759,476
Bank Notes - 0.5%

Banque Federative du Credit Mutuel
5/28/09	1.46 (b)(d)	96,000	96,000
Medium-Term Notes - 18.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Allstate Life Global Funding Trusts
3/20/09	1.78% (d)	$ 72,000	$ 72,000
AT&T, Inc.
8/5/09	1.89 (b)(d)	152,000	152,000
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43 (b)(d)	315,000	315,000
Bank of America NA
4/3/09	1.63 (d)	165,000	165,000
Bank of Montreal
3/5/09	0.95 (b)(d)	50,000	50,000
BP Capital Markets PLC
3/11/09	2.28 (d)	65,000	65,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(d)	135,000	135,000
Compagnie Financiere du Credit Mutuel
3/9/09	2.40 (b)(d)	54,000	54,000
Credit Agricole SA
3/23/09	1.78 (b)(d)	325,000	325,000
General Electric Capital Corp.
3/9/09	0.51 (d)	191,000	191,000
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (d)(e)	33,000	33,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(d)	24,000	24,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	159,000	159,000
MetLife Insurance Co. of Connecticut
3/31/09 to 5/18/09	1.49 to 1.72 (d)(e)	55,000	55,000
National Australia Bank Ltd.
3/6/09	2.42 (b)(d)	85,000	85,000
New York Life Insurance Co.
3/31/09 to 5/15/09	1.43 to 1.62 (d)(e)	175,000	175,000
Nordea Bank AB
4/24/09	1.51 (d)	325,000	325,000
PNC Bank NA, Pittsburgh
3/3/09	0.68 (d)	32,000	32,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Procter & Gamble Co.
3/9/09	2.22% (d)	$ 37,000	$ 37,000
Royal Bank of Canada
3/16/09 to 5/15/09	0.86 to 1.54 (b)(d)	170,000	170,000
Security Life of Denver Insurance Co.
4/28/09	1.52 (d)(e)	23,000	23,000
Svenska Handelsbanken AB
4/6/09	1.64 (b)(d)	121,000	121,000
Transamerica Occidental Life Insurance Co.
4/1/09 to 5/1/09	1.45 to 1.69 (d)(e)	70,000	70,000
Verizon Communications, Inc.
3/15/09	2.10 (d)	105,000	105,000
Wells Fargo & Co.
3/16/09	0.61 (b)(d)	147,500	147,500
5/1/09	3.55 (d)	160,000	160,014
Westpac Banking Corp.
3/4/09	2.43 (b)(d)	147,000	146,992
TOTAL MEDIUM-TERM NOTES			3,392,506
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
4/1/09 to 5/1/09	1.68 to 1.73 (d)(e)	65,000	65,000
Repurchase Agreements - 8.3%
	Maturity Amount (000s)
In a joint trading account at 0.29% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 119,536		119,533
With:
Banc of America Securities LLC at:
0.49%, dated 2/27/09 due 3/2/09 (Collateralized by Corporate Obligations valued at $42,001,724, 0% - 14.25%, 9/30/09 - 6/22/37)	40,002		40,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Banc of America Securities LLC at:
0.51%, dated 2/27/09 due 3/2/09 (Collateralized by Corporate Obligations valued at $161,706,906, 0% - 10.2%, 6/2/09 - 2/6/39)	$ 154,007		$ 154,000
0.56%, dated 2/27/09 due 3/2/09 (Collateralized by Commercial Paper Obligations valued at $385,829,710, 3/2/09 - 3/8/12)	374,018		374,000
0.61%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations valued at $21,631,104, 0%, 11/1/35 - 7/1/36)	21,001		21,000
Barclays Capital, Inc.:
at:
0.61%, dated 2/27/09 due 3/2/09 (Collateralized by Corporate Obligations valued at $323,799,342, 0%- 8.5%, 3/1/09 - 12/29/49)	309,016		309,000
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $35,233,302)	32,061		32,000
at 1.1%, dated 1/8/09 due 3/10/09 (Collateralized by Equity Securities valued at $72,717,583)	66,123		66,000
BNP Paribas Securities Corp. at 0.71%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $84,806,739)	77,005		77,000
Deutsche Bank Securities, Inc. at 0.61%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $390,519,942)	355,018		355,000
ING Financial Markets LLC at 0.9%, dated 2/9/09 due 3/11/09 (Collateralized by Corporate Obligations valued at $12,606,063, 5.25% - 7.7%, 12/16/13 - 5/1/32)	12,009		12,000
TOTAL REPURCHASE AGREEMENTS		1,559,533
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $19,389,898)	19,389,898
NET OTHER ASSETS - (2.6)%	(485,727)
NET ASSETS - 100%	$ 18,904,171
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,980,492,000 or 10.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $341,449,000 or 1.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $421,000,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 33,000
MetLife Insurance Co. of Connecticut: 1.49%, 5/15/09	5/14/08	$ 10,000
1.5%, 5/18/09	8/6/08	$ 10,000
1.72%, 3/31/09	3/25/08	$ 35,000
Metropolitan Life Insurance Co.: 1.68%, 5/1/09	2/24/03	$ 20,000
1.73%, 4/1/09	3/26/02	$ 45,000
Security	Acquisition Date	Cost (000s)
New York Life Insurance Co.: 1.43%, 5/15/09	5/12/08	$ 50,000
1.62%, 3/31/09	3/28/08	$ 125,000
Security Life of Denver Insurance Co. 1.52%, 4/28/09	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co.: 1.45%, 5/1/09	4/29/08	$ 60,000
1.69%, 4/1/09	3/27/08	$ 10,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$119,533,000 due 3/02/09 at 0.29%
BNP Paribas Securities Corp.	$ 8,982
Banc of America Securities LLC	8,532
Bank of America, NA	17,963
Barclays Capital, Inc.	43,673
Deutsche Bank Securities, Inc.	8,982
Greenwich Capital Markets, Inc.	2,245
ING Financial Markets LLC	4,266
J.P. Morgan Securities, Inc.	5,246
Merrill Lynch Government Securities, Inc.	4,491
RBC Capital Markets Corp.	1,684
Societe Generale, New York Branch	8,982
UBS Securities LLC	4,487
$ 119,533
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,389,898	$ -	$ 19,389,898	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,559,533) - See accompanying schedule: Unaffiliated issuers (cost $19,389,898)		$ 19,389,898
Cash		577
Receivable for fund shares sold		109,561
Interest receivable		46,951
Prepaid expenses		1,139
Other receivables		250
Total assets		19,548,376

Liabilities
Payable for investments purchased	$ 590,600
Payable for fund shares redeemed	46,934
Distributions payable	1
Accrued management fee	6,500
Other affiliated payables	1
Other payables and accrued expenses	169
Total liabilities		644,205

Net Assets		$ 18,904,171
Net Assets consist of:
Paid in capital		$ 18,902,197
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		1,977
Net Assets, for 18,901,288 shares outstanding		$ 18,904,171
Net Asset Value, offering price and redemption price per share ($18,904,171 ÷ 18,901,288 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 237,974

Expenses
Management fee	$ 37,547
Independent trustees' compensation	33
Money Market Guarantee Program Fee	3,001
Total expenses before reductions	40,581
Expense reductions	(186)	40,395
Net investment income		197,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,035
Net increase in net assets resulting from operations		$ 200,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 197,579	$ 594,614
Net realized gain (loss)	3,035	881
Net increase in net assets resulting from operations	200,614	595,495
Distributions to shareholders from net investment income	(197,582)	(594,610)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,781,640	13,607,747
Reinvestment of distributions	197,506	594,383
Cost of shares redeemed	(6,367,926)	(13,970,219)
Net increase (decrease) in net assets and shares resulting from share transactions	2,611,220	231,911
Total increase (decrease) in net assets	2,614,252	232,796

Net Assets
Beginning of period	16,289,919	16,057,123
End of period (including distributions in excess of net investment income of $3 and undistributed net investment income of $0, respectively)	$ 18,904,171	$ 16,289,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.037	.050	.042	.022	.008
Distributions from net investment income	(.011)	(.037)	(.050)	(.042)	(.022)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.12%	3.72%	5.15%	4.32%	2.23%	.83%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.46% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.46% A	.40%	.39%	.40%	.41%	.42%
Net investment income	2.23% A	3.66%	5.03%	4.24%	2.21%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 18,904	$ 16,290	$ 16,057	$ 16,609	$ 16,164	$ 16,041

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. On April 13, 2009 the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 19,389,898

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $186.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-SANN-0409
1.700934.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 1, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 1, 2009